Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Net income (loss) from continuing operations attributable to Aurora shareholders				$ 16,440	$ (53,339)
Net loss from discontinued operations attributable to Aurora shareholders				(14,172)	(12,243)
Net income (loss) attributable to Aurora shareholders				$ 2,268	$ (65,582)
Weighted average number of common shares outstanding (in shares)				54,832,794	43,223,233
Basic income (loss) per share, continuing operations (in CAD per share)	$ 0.09	$ 0.13	$ 0.65	$ 0.30	$ (1.23)	[1]
Basic loss per share, discontinued operations (in CAD per share)	0.01	(0.26)	(0.26)	(0.26)	(0.28)	[1]
Basic income (loss) per share (in CAD per share)	0.10	(0.13)	0.39	$ 0.04	$ (1.52)	[1]
Dilutive shares outstanding
RSUs (in shares)				414,047	0
PSUs (in shares)				320,164	0
DSUs (in shares)				56,755	0
Dilutive shares outstanding				790,966	0
Weighted average diluted Common Shares (in shares)				55,623,760	43,223,233
Diluted income (loss) per share, continuing operations (in CAD per share)	0.09	0.13	0.64	$ 0.30	$ (1.23)	[1]
Diluted loss per share, discontinued operations (in CAD per share)	0.01	(0.26)	(0.26)	(0.26)	(0.28)	[1]
Diluted income (loss) per share (in CAD per share)	$ 0.10	$ (0.13)	$ 0.38	$ 0.04	$ (1.52)	[1]

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).